Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized Tax Benefits	¥ 11,338		¥ 19,353	¥ 7,342		¥ 11,338	$ 1,553	$ 2,651
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	783	$ 107	219	¥ 0
Undistributed earnings	¥ 40,752	$ 5,583
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent	10.00%	10.00%
Deferred tax assets, other loss carry forwards	¥ 9,172		4,070			9,172	1,257
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	¥ 1,002					1,002	137
VIEs And Subsidiaries Of VIEs [Member]
Income tax rate	25.00%	25.00%
PRC Subsidiaries [Member]
Undistributed earnings	¥ 0
CHINA
Net operating loss carried forward	¥ 885,130		¥ 870,943			¥ 885,130	$ 121,262
Operating Loss Carryforwards, Expiration Term					5 years
CHINA | High and New Technology Enterprise [Member]
Income tax rate						15.00%
Operating Loss Carryforwards, Expiration Term					10 years
UNITED STATES
Income tax rate	21.00%	21.00%
State income tax rate	8.84%	8.84%
HONG KONG
Income tax rate	16.50%	16.50%
MARYLAND
State income tax rate	8.25%	8.25%
NEW JERSEY
State income tax rate	6.50%	6.50%
COLORADO
State income tax rate	4.40%	4.40%